OTHER PAYABLES	12 Months Ended
Jun. 30, 2020
OTHER PAYABLES
OTHER PAYABLES

NOTE 15. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Third Parties	RMB	RMB	U.S. Dollars
Service	¥1,341,617	¥1,685,449	$238,404
Distributors and employees	219,095	273,968	38,752
Accrued expenses	393,274	402,699	56,961
Others	292,424	247,370	34,990
Total	¥2,246,410	¥2,609,486	$369,107

	June 30,	June 30,	June 30,
	2019	2020	2020
Related Parties	RMB	RMB	U.S. Dollars
Expenses paid by the major shareholders	¥2,029,908	¥3,752,353	$530,764
Due to family member of the owner of BHD	—	485,000	68,602
Due to management staff for costs incurred on behalf of the Company	260,965	260,965	36,913
Total	¥2,290,873	¥4,498,318	$636,279